BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 14   BENEFIT PLANS

The Corporation maintains a 401(k) plan covering substantially all employees who have attained the age of twenty-one and have completed thirty days of service with the Corporation. This is a salary deferral plan, which calls for matching contributions by the Corporation based on a percentage (50%) of each participant’s voluntary contribution (limited to a maximum of six percent (6%) of a covered employee’s annual compensation). In addition to the Corporation’s required matching contribution, a contribution to the plan may be made at the discretion of the Board of Directors. The Corporation’s matching and discretionary contributions were $106,000, $103,000 and $106,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015, the Corporation has agreements with two former executive officers and one current executive officer to provide postretirement benefits including split dollar life insurance arrangements and deferred compensation. The Corporation’s future obligations under the agreements have been provided for through the single purchase of split dollar life insurance policies on the executives. The Corporation has a liability recorded for the present value of the future benefits of approximately $368,000 and $348,000 at December 31, 2015 and 2014, respectively. The Corporation recognized expense in connection with these benefits of $24,000, $23,000 and $22,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Corporation has deferred director fee arrangements with certain directors and executive officers. The amounts deferred under the arrangements are invested in the Corporation’s common stock and are maintained in a rabbi trust. The Corporation had 62,067 and 55,360 shares in the plan with a related obligation of $1,206,000 and $1,022,000 established within stockholders’ equity as of December 31, 2015 and 2014, respectively.